August 5, 2003

VIA EDGAR
=========

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:	The Managers Trust I
	File Nos. 033-44909; 811-6520
------------------------------------------------------------------------

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Managers Trust I (the "Trust") hereby certifies that:

  (1)   the form of prospectus and Statement of Additional
	Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A (SEC 1933 Act File No. 033-44909) (the "Amendment"), constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

  (2)	the text of the Amendment was filed electronically with
	the Securities and Exchange Commission on July 31, 2003.


Very truly yours,

The Managers Trust I

By:	/s/ Donald S. Rumery
	--------------------
	Donald S. Rumery
	Treasurer